Property, Plant and Equipment [Table Text Block]	12 Months Ended
Dec. 31, 2013
Notes
Property, Plant and Equipment

NOTE 4 – PROPERTY & EQUIPMENT AND CAPITAL LEASE OBLIGATION

On January 4, 2013 the Company entered into a capital lease agreement to purchase equipment. The lease has a term of 19 months starting January 4, 2013 with the final payment due on August 1, 2014. The lease specifies a monthly rate of $3,600. The lease requires minimum lease payments of $68,400 over the term of the lease. The lease was initially recorded at $63,543, which is the present value of the minimum lease payments (less no executor cost) using the Company’s incremental borrowing rate of 10%. During the twelve months ended December 31, 2013 the Company paid principal of $39,163 ($0 during 2012) against the capital lease obligation and corresponding interest of $4,037, leaving an amount owing at the end of the period of $24,380 ($0 at December 31, 2012), $0 of which is a long-term obligation.

Pursuant to ASC 840-30 for capital leases, the equipment was recorded at the same value as the initial capital lease obligation of $63,543. Also during the twelve months ending December 31, 2013, the Company purchased additional equipment for cash of $22,273. The estimated useful life of all equipment purchased during the year ended December 31, 2013 is 5 years. Depreciation expense of $14,519 and $0 was recorded during the year ended December 31, 2013 and December 31, 2012, respectively, which leaves a net balance in Property & Equipment of $71,297 and $0 at December 31, 2013 and December 31, 2012, respectively.

The costs and accumulated depreciation of property and equipment are summarized as follows:

                                December 31,                          December 31,

                                2013                        2012

Lab Equipment        $              85,816     $              -0-

Less: Accumulated Depreciation                              (14,519)                  -0-

Property and Equipment, Net   $              71,297     $              -0-

Depreciation expense amounted to $14,519 and $0 for the years ended December 31, 2013 and 2012, respectively.